Employee Share Schemes - Summary of Option Outstanding (Detail) shares in Thousands	Dec. 31, 2022 yr shares £ / shares
Share Option Schemes [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares | shares	5,803
Savings-Related Share Option Schemes [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option schemes - shares Weighted exercise price	£ 11.38
Weighted average market price on exercise during year	£ 16.15
Weighted average remaining contractual life | yr	2
Savings-Related Share Option Schemes [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 14.15
Savings-Related Share Option Schemes [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 10.34